Supplemental Cash Flow Information - Summary of Changes in Liabilities Arose From Financing Activities (Details) - CAD ($) $ in Thousands	6 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	$ 13,964	$ 7,984
Cash Flows	(801)	(715)
Non-cash changes, Acquisition	4,200	2,729
Non-cash changes, Debt forgiven/ Settlement/ Disposal	(1,033)	(146)
Non-cash changes, Accretion	5	10
Non-cash changes, Foreign exchange movements and change in estimates	386	283
Ending balance	16,721	10,145
Deferred Acquisition Payments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	284	717
Cash Flows	0	0
Non-cash changes, Acquisition	0	0
Non-cash changes, Debt forgiven/ Settlement/ Disposal	0	(146)
Non-cash changes, Accretion	5	10
Non-cash changes, Foreign exchange movements and change in estimates	9	(10)
Ending balance	298	571
Leases
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	13,680	7,267
Cash Flows	(801)	(715)
Non-cash changes, Acquisition	141	2,729
Non-cash changes, Debt forgiven/ Settlement/ Disposal	0	0
Non-cash changes, Accretion	0	0
Non-cash changes, Foreign exchange movements and change in estimates	310	293
Ending balance	13,330	$ 9,574
Debentures
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	0
Cash Flows	0
Non-cash changes, Acquisition	4,059
Non-cash changes, Debt forgiven/ Settlement/ Disposal	(1,033)
Non-cash changes, Accretion	0
Non-cash changes, Foreign exchange movements and change in estimates	67
Ending balance	$ 3,093